Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

20.Segment reporting

The Group’s CODM is its CEO, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The Group manages its operations and allocates resources as a single operating segment.

20.Segment reporting (Continued)

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$ Note 2 (e)
Revenues	74,568	52,717	35,142	4,814
Less:				—
Cost of revenues	(62,621)	(38,514)	(12,840)	(1,759)
Sales and marketing expenses (1)	(27,154)	(21,619)	(18,907)	(2,590)
General and administrative expenses (1)	(48,346)	(24,869)	(13,796)	(1,890)
Research and development expenses (1)	(13,445)	(2,498)	(2,269)	(311)
Share-based compensation (expenses)/reversal	(4,534)	6,884	—	—
Interest (expenses)/income, net	(24,138)	(4,470)	112	15
Other segment items (2)	(90,887)	(48,885)	(2,218)	(303)
Net loss	(196,557)	(81,254)	(14,776)	(2,024)

(1) Exclusive of share-based compensation expenses.

(2) Other segment items included impairment loss of long-term investment, impairment loss of long-lived assets including property, equipment and software and intangible assets, loss from disposal of subsidiaries, other expense/(income) and income tax expense/(benefit).